Asset Retirement Obligations	12 Months Ended
Dec. 31, 2014
Asset Retirement Obligation Disclosure [Abstract]
Asset Retirement Obligations

Note 6. Asset Retirement Obligations

The Partnership’s asset retirement obligations primarily relate to the Partnership’s portion of future plugging and abandonment of wells and related facilities. The following table presents the changes in the asset retirement obligations for the years ended December 31, 2014, 2013, and 2012:

	2014	2013	2012
	(in thousands)
Asset retirement obligations at beginning of period	$101,436	$93,031	$83,696
Liabilities added from acquisitions or drilling	5,815	2,116	5,967
Liabilities removed upon sale of wells	—	—	(1,795)
Liabilities settled	(651)	(20)	(91)
Accretion expense	5,773	4,988	4,458
Revision of estimates	329	1,321	796
Asset retirement obligations at end of period	$112,702	$101,436	$93,031